UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-05984

                           THE NEW IRELAND FUND, INC.
   -----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 Bank of Ireland Asset Management (U.S.) Limited
                                 40 Mespil Road
                                DUBLIN 4, IRELAND
   -----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                   PNC Global Investment Servicing (U.S.) Inc.
                           99 High Street, 27th Floor
                                BOSTON, MA 02110
   -----------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 011 353 1 6378000
                                                          -------------------
                       Date of fiscal year end: OCTOBER 31
                                                ------------------
                   Date of reporting period: JANUARY 31, 2009
                                             ---------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


                              THE NEW IRELAND FUND

                              FIRST QUARTER REPORT
                                JANUARY 31, 2009

                         INVESTMENT SUMMARY (UNAUDITED)

                                TOTAL RETURN (%)

                      MARKET VALUE (A)       NET ASSET VALUE (A)
                  ----------------------   ----------------------
                                AVERAGE                  AVERAGE
                  CUMULATIVE   ANNUAL(B)   CUMULATIVE   ANNUAL(B)
                  ----------   ---------   ----------   ---------
Current Quarter     (23.10)     (23.10)      (16.12)     (16.12)
One Year            (65.55)     (65.55)      (60.86)     (60.86)
Three Year          (59.31)     (25.90)      (54.32)     (22.99)
Five Year           (32.73)      (7.62)      (29.77)      (6.82)
Ten Year            (32.60)      (3.87)      (20.49)      (2.27)

                       PER SHARE INFORMATION AND RETURNS

                                                                                                                   2009
                         1999     2000      2001     2002     2003    2004    2005     2006     2007     2008       YTD
                        ------   ------   -------   ------   -----   -----   ------   ------   ------   -------   ------
Net Asset Value ($)     19.75    20.06     13.28     11.04   16.29   20.74   24.36    32.55    30.95     10.18      5.42
Income Dividends ($)       --    (0.13)    (0.01)    (0.03)     --   (0.09)  (0.03)   (0.16)   (0.24)    (0.36)    (0.33)
Capital Gains
Other
   Distributions ($)    (1.14)   (1.60)    (2.65)    (0.69)     --      --     --     (1.77)   (2.40)    (4.86)    (2.76)
Total
   Return (%) (a) (b)   (2.37)   12.86    (20.99)   (11.44)  47.55   28.14   17.51    45.97     2.88    (58.62)   (16.12)

NOTES

(a) Total Market Value returns reflect changes in share market prices and assume reinvestment of dividends and capital gain distributions, if any, at the price obtained under the Dividend Reinvestment and Cash Purchase Plan ("the Plan"). Total Net Asset Value returns reflect changes in share net asset value and assume reinvestment of dividends and capital gain distributions, if any, at the price obtained under the Plan. For more information with regard to the Plan, see the most recent annual report filed with the Securities and Exchange Commission.

(b)  Periods less than one year are not annualized.

PAST RESULTS ARE NOT NECESSARILY INDICATIVE OF FUTURE PERFORMANCE OF THE FUND.

               PORTFOLIO BY MARKET SECTOR AS OF JANUARY 31, 2009

                           (PERCENTAGE OF NET ASSETS)
                                  (UNAUDITED)

Diversified Financial Services         4.65%
Financial                              4.89%
Health Care Services                   8.21%
Business Services                      7.33%
Food and Beverages                     9.30%
Food and Agriculture                   4.31%
Agricultural Operations                2.33%
Construction and Building Materials   29.45%
Transportation                        16.56%
Other Assets                          12.97%

          TOP 10 HOLDINGS BY ISSUER AS OF JANUARY 31, 2009 (UNAUDITED)

                                                                       % OF
HOLDING                          SECTOR                             NET ASSETS
-------                          ------                           --------------
CRH PLC                          Construction and Building            24.96%
                                 Materials
Ryanair Holdings PLC             Transportation                       11.60%
DCC PLC                          Business Services                     7.31%
Kerry Group PLC, Series A        Food and Beverages                    5.00%
Elan Corp. PLC-Sponsored ADR     Health Care Services                  4.95%
Aryzta AG                        Food and Agriculture                  4.31%
Ryanair Holdings PLC-Sponsored
   ADR                           Transportation                        3.38%
United Drug PLC                  Health Care Services                  3.26%
Allied Irish Banks PLC           Financial                             3.22%
FBD Holdings PLC                 Diversified Financial Services        2.44%

THE NEW IRELAND FUND, INC.
PORTFOLIO HOLDINGS (UNAUDITED)

                                                           Value (U.S.)
January 31, 2009                                 Shares      (Note A)
----------------                               ---------   ------------
COMMON STOCKS (94.47%)
COMMON STOCKS OF IRISH COMPANIES (94.47%)
AGRICULTURAL OPERATIONS (2.33%)
   Origin Enterprises PLC(a)*                   428,163     $   960,204
                                                            -----------
BUSINESS SERVICES (7.33%)
   DCC PLC                                      202,501       3,010,242
   Newcourt Group PLC*                          155,655           8,976
                                                            -----------
                                                              3,019,218
                                                            -----------
BUSINESS SUPPORT SERVICES (1.24%)
   CPL Resources PLC                            220,495         299,517
   Veris PLC*                                   500,000         211,446
                                                            -----------
                                                                510,963
                                                            -----------
CONSTRUCTION AND BUILDING MATERIALS (29.44%)
   CRH PLC                                      441,003      10,285,589
   Grafton Group PLC-UTS                        469,211         950,039
   Kingspan Group PLC                           260,706         896,705
                                                            -----------
                                                             12,132,333
                                                            -----------
DIVERSIFIED FINANCIAL SERVICES (4.65%)
   Boundary Capital PLC(a)*                     635,534          48,866
   FBD Holdings PLC                              98,198       1,006,720
   IFG Group PLC                                624,801         496,421
   TVC Holdings PLC(a)*                         815,973         365,982
                                                            -----------
                                                              1,917,989
                                                            -----------
ENERGY (1.53%)
   Dragon Oil PLC*                              277,156         628,657
                                                            -----------
FINANCIAL (4.89%)
   Allied Irish Banks PLC                       849,471       1,328,081
   Irish Life & Permanent PLC                   324,867         686,920
                                                            -----------
                                                              2,015,001
                                                            -----------
FOOD & AGRICULTURE (4.31%)
   Aryzta AG*                                    71,179       1,774,139
                                                            -----------

THE NEW IRELAND FUND, INC.
PORTFOLIO HOLDINGS (UNAUDITED) (CONTINUED)

                                                           Value (U.S.)
January 31, 2009                                 Shares      (Note A)
----------------                               ---------   ------------
COMMON STOCKS (CONTINUED)
COMMON STOCKS OF IRISH COMPANIES (CONTINUED)
FOOD AND BEVERAGES (9.30%)
   C&C Group PLC                                 613,858   $    615,164
   Fyffes PLC                                    552,258        173,390
   Glanbia PLC                                   237,543        809,730
   Kerry Group PLC, Series A                     109,675      2,059,025
   Total Produce PLC                             552,258        173,390
                                                           ------------
                                                              3,830,699
                                                           ------------
HEALTH CARE SERVICES (8.21%)
   Elan Corp. PLC-Sponsored ADR*                 282,000      2,038,860
   United Drug PLC                               452,235      1,344,524
                                                           ------------
                                                              3,383,384
                                                           ------------
LEISURE AND HOTELS (2.03%)
   Paddy Power PLC                                59,912        836,867
                                                           ------------
REAL ESTATE DEVELOPMENT (0.03%)
   Blackrock International Land PLC*             218,009         11,175
                                                           ------------
TECHNOLOGY (2.21%)
   Norkom Group PLC(a)*                          364,481        280,248
   Norkom Group PLC*                             818,699        629,494
                                                           ------------
                                                                909,742
                                                           ------------
TELECOMMUNICATIONS (0.41%)
   Zamano PLC*                                 1,100,000        169,157
                                                           ------------
TRANSPORTATION (16.56%)

   Aer Lingus Group PLC(a)*                      249,183        322,520
   Aer Lingus Group PLC*                         252,040        326,217
   Ryanair Holdings PLC*                       1,300,000      4,781,250
   Ryanair Holdings PLC-Sponsored ADR*            57,996      1,393,064
                                                           ------------
                                                              6,823,051
                                                           ------------
TOTAL COMMON STOCKS OF IRISH COMPANIES
   (Cost $65,758,281)                                        38,922,579
                                                           ------------
TOTAL COMMON STOCKS BEFORE FOREIGN CURRENCY
   ON DEPOSIT
   (Cost $65,758,281)                                      $ 38,922,579
                                                           ------------

THE NEW IRELAND FUND, INC
PORTFOLIO HOLDINGS (UNAUDITED) (CONTINUED)

                                           Face          Value (U.S.)
January 31, 2009                           Value          (Note A)
----------------                       -------------   --------------
FOREIGN CURRENCY ON DEPOSIT (0.05%)
   British Pounds Sterling                L   600        $       865
   Euro                                   E16,740             21,452
                                                         -----------
TOTAL FOREIGN CURRENCY ON DEPOSIT
   (Cost $22,968)**                                           22,317
                                                         -----------
TOTAL INVESTMENTS (94.52%)
   (Cost $65,781,249)                                     38,944,896
OTHER ASSETS AND LIABILITIES (5.48%)                       2,257,394
                                                         -----------
NET ASSETS (100.00%)
                                                         $41,202,290
                                                         ===========

----------
(a) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2009, these securities amounted to $1,977,820 or 4.80% of net assets. These securities have been determined by the Advisor to be liquid.

*    Non-income producing security.

**   Foreign currency held on deposit at JPMorgan Chase & Co.

ADR - American Depositary Receipt traded in U.S. dollars.

UTS - Units

     The summary of inputs used to value each Fund's net assets as of January 31, 2009 is as follows (See Note A - Security Valuation in the Notes to Portfolio Holdings):

                                              INVESTMENTS
VALUATION INPUTS                             IN SECURITIES
----------------                             -------------
Level 1 - Quoted Prices                       $38,922,579
                                AVERAGE
Level 3 - Significant Unobservable Inputs              --
                                              -----------
Total Market Value of Investments             $38,922,579
                                              ===========

+   Investments in Securities exclude Foreign Currency on Deposit.

THE NEW IRELAND FUND, INC.

NOTES TO PORTFOLIO HOLDINGS (UNAUDITED)

A. VALUATION AND INVESTMENT PRACTICES:

     SECURITY VALUATION: Securities listed on a stock exchange for which market quotations are readily available are valued at the closing prices on the date of valuation, or if no such closing prices are available, at the last bid price quoted on such day. If there are no such quotations available for the date of valuation, the last available closing price will be used. The value of securities and other assets for which no market quotations are readily available, or whose values have been materially affected by events occurring before the Fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the Board of Directors to represent fair value. Short-term securities that mature in 60 days or less are valued at amortized cost.

     In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("FAS 157") effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Fund as of November 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described as follows:

     Level 1 -- quoted prices in active markets for identical securities

     Level 2 -- significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's net assets as of January 31, 2009 is included with the Fund's Portfolio of Investments.

     CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the spot rate of such currencies against U.S. dollars by obtaining from FT-IDC each day the current 4:00pm London time spot rate and future rate (the future rates are quoted in 30-day increments) on foreign currency contracts. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on security transactions.

     FORWARD FOREIGN CURRENCY CONTRACTS: The Fund may enter into forward foreign currency contracts for non-trading purposes in order to protect investment securities and related receivables and payables against future changes in foreign currency exchange rates. Fluctuations in the value of such contracts are recorded as unrealized gains or losses; realized gains or losses include net gains or losses on contracts which have terminated by settlements or by entering into offsetting

THE NEW IRELAND FUND, INC.

commitments. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. There were no such contracts open in the Fund as of January 31, 2009.

     SECURITIES TRANSACTIONS: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis.

B. UNREALIZED APPRECIATION/(DEPRECIATION):

     The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments and depreciation on assets and liabilities in foreign currencies on a tax basis as of January 31, 2009 were as follows:

                                                                   GROSS
                    GROSS           GROSS                       UNREALIZED
                 UNREALIZED      UNREALIZED    NET UNREALIZED  DEPRECIATION       NET
TOTAL COST OF   APPRECIATION    DEPRECIATION    DEPRECIATION    ON FOREIGN    UNREALIZED
INVESTMENTS    ON INVESTMENTS  ON INVESTMENTS  ON INVESTMENTS    CURRENCY    DEPRECIATION
-------------  --------------  --------------  --------------  ------------  ------------
$65,781,249      $7,242,964     $(34,078,666)  $(26,835,702)      $(326)     $(26,836,028)

C. RISK FACTORS:

     Investing in the fund may involve certain risks including, but not limited to, those described below.

     The prices of securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

     Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

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

                       THIS PAGE LEFT BLANK INTENTIONALLY.

                           THE NEW IRELAND FUND, INC.

                             DIRECTORS AND OFFICERS

                 Peter J. Hooper       - CHAIRMAN OF THE BOARD
                 Michael J. Grealy     - PRESIDENT AND DIRECTOR
                 David Dempsey         - DIRECTOR
                 Margaret Duffy        - DIRECTOR
                 Denis P. Kelleher     - DIRECTOR
                 George G. Moore       - DIRECTOR
                 Lelia Long            - TREASURER
                 Colleen Cummings      - ASSISTANT TREASURER
                 Vincenzo A. Scarduzio - SECRETARY
                 Salvatore Faia        - CHIEF COMPLIANCE OFFICER

                          PRINCIPAL INVESTMENT ADVISOR
                 Bank of Ireland Asset Management (U.S.) Limited
                                 40 Mespil Road
                                Dublin 4, Ireland

                                  ADMINISTRATOR
                   PNC Global Investment Servicing (U.S.) Inc.
                               4400 Computer Drive
                        Westborough, Massachusetts 01581

                                   CUSTODIANS
                              JPMorgan Chase & Co.
                        North America Investment Services
                            3 Metro Tech - 7th Floor
                            Brooklyn, New York 11245

                           SHAREHOLDER SERVICING AGENT
                    American Stock Transfer & Trust Company
                                 59 Maiden Lane
                            New York, New York 10038

                                  LEGAL COUNSEL
                               Seward & Kissel LLP
                             One Battery Park Plaza
                            New York, New York 10004

                  INDEPENDENT PUBLIC REGISTERED ACCOUNTING FIRM
                              Tait Weller Baker LP
                               1818 Market Street
                             Philadelphia, PA 19103

                                 CORRESPONDENCE
                   ALL CORRESPONDENCE SHOULD BE ADDRESSED TO:
                           The New Ireland Fund, Inc.
                 c/o PNC Global Investment Servicing (U.S.) Inc.
                                 99 High Street
                                   27th Floor
                           Boston, Massachusetts 02110

                   TELEPHONE INQUIRIES SHOULD BE DIRECTED TO:
                        1-800-GO-TO-IRL (1-800-468-6475)

                                WEBSITE ADDRESS:
                             www.newirelandfund.com

IR-QTR 01/09

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THE NEW IRELAND FUND, INC.

By (Signature and Title)*  /S/ MICHAEL GREALY
                         -------------------------------------------------------
                           Michael Grealy, President
                           (principal executive officer)

Date                       MARCH 24, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ MICHAEL GREALY
                         -------------------------------------------------------
                          Michael Grealy, President
                          (principal executive officer)

Date                      MARCH 24, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ LELIA LONG
                         -------------------------------------------------------
                          Lelia Long, Treasurer
                          (principal financial officer)

Date                      MARCH 24, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.